CONSOLIDATED BALANCE SHEETS Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fixed income securities, available for sale amortized cost	$ 4,845.2	$ 5,282.3
Fixed income securities, trading, amortized cost	1,106.6	1,205.0
Short term investments available for sale, amortized cost	117.6	105.6
Short-term investments, trading, amortized cost	79.2	9.5
Cash and cash equivalents, within VIEs	69.1	26.9
Catastrophe bonds trading, at fair value	29.4	37.9
Privately-held investments, cost, trading at fair value	$ 279.2	$ 0.0
Ordinary shares, par value	$ 0.01	$ 0.0015144558
Ordinary shares, issued	60,395,839
Previous Common Stock Shares Issued	0	59,743,156
Preference shares, par value	$ 0.0015144558	$ 0.0015144558
5.950% Preference Shares (AHL PRC)
Preference shares, issued	11,000,000	11,000,000
Preference shares, rate	5.95%	5.95%
Preference shares, par value	$ 0.0015144558	$ 0.0015144558
5.625% Preference Shares (AHL PRD)
Preference shares, issued	10,000,000	10,000,000
Preference shares, rate	5.625%	5.625%
Preference shares, par value	$ 0.0015144558	$ 0.0015144558
5.625% Preference Shares, rep by Dep Shares (AHL PRE)
Preference shares, issued	10,000,000	0
Preference shares, rate	5.625%	0.00%
Preference shares, par value	$ 0.0015144558	$ 0
Fixed maturities
Fixed income securities, available for sale amortized cost	$ 4,962.8	$ 5,387.9